Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
February 28, 2023
ADGF-NPRT1-0423
1.797922.119
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.4%
Cellnex Telecom SA (a)	181,100	6,795
Verizon Communications, Inc.	237,400	9,213
		16,008
Entertainment - 1.1%
Activision Blizzard, Inc.	163,700	12,482
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	95,800	8,628
Meta Platforms, Inc. Class A (b)	54,500	9,534
Tencent Holdings Ltd. sponsored ADR (c)	71,200	3,130
		21,292
Media - 0.9%
Comcast Corp. Class A	263,950	9,811
TOTAL COMMUNICATION SERVICES		59,593
CONSUMER DISCRETIONARY - 5.2%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	244,242	8,988
Hotels, Restaurants & Leisure - 2.4%
Churchill Downs, Inc.	11,400	2,802
Domino's Pizza, Inc.	43,500	12,789
Hilton Worldwide Holdings, Inc.	8,500	1,228
Krispy Kreme, Inc. (c)	67,100	873
Restaurant Brands International, Inc. (c)	69,400	4,476
Starbucks Corp.	100	10
Yum China Holdings, Inc.	81,300	4,775
		26,953
Household Durables - 0.8%
D.R. Horton, Inc.	47,200	4,365
Lennar Corp. Class A	49,300	4,769
		9,134
Multiline Retail - 0.7%
Dollar General Corp.	33,800	7,311
Specialty Retail - 0.5%
TJX Companies, Inc.	73,300	5,615
TOTAL CONSUMER DISCRETIONARY		58,001
CONSUMER STAPLES - 8.1%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.)	54,600	12,214
Keurig Dr. Pepper, Inc.	482,900	16,684
The Coca-Cola Co.	114,500	6,814
		35,712
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	158,700	7,445
Walmart, Inc.	78,000	11,086
		18,531
Food Products - 0.4%
The J.M. Smucker Co.	32,100	4,747
Household Products - 0.8%
Reynolds Consumer Products, Inc. (c)	309,961	8,505
Tobacco - 2.1%
Altria Group, Inc.	289,073	13,422
Philip Morris International, Inc.	103,100	10,032
		23,454
TOTAL CONSUMER STAPLES		90,949
ENERGY - 10.6%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	317,700	9,722
Schlumberger Ltd.	101,600	5,406
		15,128
Oil, Gas & Consumable Fuels - 9.2%
ARC Resources Ltd.	716,400	7,802
Arch Resources, Inc.	74,900	11,786
Canadian Natural Resources Ltd.	214,800	12,138
Cheniere Energy, Inc.	39,300	6,183
Cool Co. Ltd.	292,200	3,786
Energy Transfer LP	1,316,600	16,668
Enterprise Products Partners LP	543,800	13,883
Exxon Mobil Corp.	136,722	15,027
Reliance Industries Ltd. sponsored GDR (a)	112,500	6,266
Sitio Royalties Corp.	161,900	3,806
Viper Energy Partners LP	222,653	6,375
		103,720
TOTAL ENERGY		118,848
FINANCIALS - 7.9%
Banks - 2.5%
Bank of America Corp.	302,900	10,389
Wells Fargo & Co.	379,090	17,730
		28,119
Capital Markets - 1.8%
BlackRock, Inc. Class A	1,800	1,241
Brookfield Corp. Class A	86,600	2,879
Intercontinental Exchange, Inc.	117,600	11,972
S&P Global, Inc.	12,548	4,281
		20,373
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	30,300	2,148
Insurance - 3.4%
Arthur J. Gallagher & Co.	63,500	11,897
Brookfield Asset Management Reinsurance Partners Ltd.	491	16
Chubb Ltd.	24,900	5,254
Marsh & McLennan Companies, Inc.	51,500	8,350
The Travelers Companies, Inc.	71,800	13,292
		38,809
TOTAL FINANCIALS		89,449
HEALTH CARE - 14.4%
Biotechnology - 0.8%
AbbVie, Inc.	29,100	4,478
Gilead Sciences, Inc.	54,900	4,421
		8,899
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	154,600	6,176
Becton, Dickinson & Co.	18,400	4,316
GE HealthCare Technologies, Inc. (b)	28,929	2,199
		12,691
Health Care Providers & Services - 7.5%
Cigna Group	78,300	22,871
CVS Health Corp.	116,500	9,732
Elevance Health, Inc.	17,100	8,031
HCA Holdings, Inc.	23,800	5,794
Humana, Inc.	22,500	11,138
UnitedHealth Group, Inc.	57,397	27,318
		84,884
Life Sciences Tools & Services - 1.4%
Danaher Corp.	12,700	3,144
Thermo Fisher Scientific, Inc.	22,400	12,135
		15,279
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	240,900	16,612
Eli Lilly & Co.	31,600	9,835
Perrigo Co. PLC	168,600	6,355
Roche Holding AG (participation certificate)	13,210	3,809
Royalty Pharma PLC	102,300	3,667
		40,278
TOTAL HEALTH CARE		162,031
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.7%
Airbus Group NV	40,100	5,252
L3Harris Technologies, Inc.	17,900	3,780
Lockheed Martin Corp.	20,000	9,485
Northrop Grumman Corp.	18,800	8,725
Spirit AeroSystems Holdings, Inc. Class A	49,600	1,695
Textron, Inc.	88,800	6,441
The Boeing Co. (b)	87,100	17,555
		52,933
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	10,600	1,934
Commercial Services & Supplies - 1.2%
GFL Environmental, Inc. (c)	444,800	13,522
Industrial Conglomerates - 1.1%
General Electric Co.	144,087	12,206
Machinery - 3.4%
Allison Transmission Holdings, Inc.	401,743	19,083
Caterpillar, Inc.	18,600	4,456
Deere & Co.	17,900	7,504
Fortive Corp.	23,800	1,587
PACCAR, Inc.	80,550	5,816
		38,446
Marine - 0.2%
2020 Bulkers Ltd.	227,100	2,375
Professional Services - 0.6%
Equifax, Inc.	21,300	4,314
Leidos Holdings, Inc.	30,000	2,912
		7,226
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	73,000	5,544
TOTAL INDUSTRIALS		134,186
INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment & Components - 0.3%
Jabil, Inc.	42,400	3,520
IT Services - 5.7%
Fidelity National Information Services, Inc.	106,100	6,724
Genpact Ltd.	87,200	4,162
Global Payments, Inc.	19,900	2,233
MasterCard, Inc. Class A	40,300	14,318
SS&C Technologies Holdings, Inc.	201,200	11,810
Visa, Inc. Class A	113,500	24,963
		64,210
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Inc.	9,400	5,586
Marvell Technology, Inc.	244,200	11,026
Microchip Technology, Inc.	13,400	1,086
NVIDIA Corp.	6,400	1,486
NXP Semiconductors NV	22,268	3,974
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	66,600	5,799
Universal Display Corp.	9,400	1,277
		30,234
Software - 6.8%
Intuit, Inc.	19,800	8,062
Microsoft Corp.	246,000	61,360
Oracle Corp.	78,700	6,878
		76,300
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	45,296	6,677
Samsung Electronics Co. Ltd.	94,180	4,320
		10,997
TOTAL INFORMATION TECHNOLOGY		185,261
MATERIALS - 7.7%
Chemicals - 1.4%
CF Industries Holdings, Inc.	44,500	3,822
International Flavors & Fragrances, Inc.	35,500	3,309
Valvoline, Inc.	257,600	9,068
		16,199
Metals & Mining - 5.6%
Agnico Eagle Mines Ltd. (Canada) (c)	179,000	8,241
Barrick Gold Corp.	626,800	10,104
Freeport-McMoRan, Inc.	226,500	9,280
Glencore PLC	1,881,500	11,217
Newmont Corp.	319,800	13,946
Wheaton Precious Metals Corp.	248,800	10,366
		63,154
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (c)	129,000	7,548
TOTAL MATERIALS		86,901
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Tower Corp.	41,300	8,178
Crown Castle International Corp.	57,100	7,466
CubeSmart	53,600	2,519
Digital Realty Trust, Inc.	49,000	5,107
Four Corners Property Trust, Inc.	216,500	5,878
National Retail Properties, Inc.	119,300	5,407
Prologis (REIT), Inc.	6,200	765
Public Storage	14,100	4,215
Simon Property Group, Inc.	42,400	5,177
Welltower, Inc.	87,900	6,515
		51,227
UTILITIES - 7.1%
Electric Utilities - 4.2%
Constellation Energy Corp.	112,033	8,390
Edison International	142,300	9,422
Exelon Corp.	197,500	7,977
FirstEnergy Corp.	264,300	10,450
PG&E Corp. (b)	81,066	1,266
Southern Co.	153,900	9,705
		47,210
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	135,800	5,868
Independent Power and Renewable Electricity Producers - 1.9%
NextEra Energy Partners LP	124,800	8,269
The AES Corp.	405,100	9,998
Vistra Corp.	156,400	3,439
		21,706
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	33,100	921
Dominion Energy, Inc.	78,200	4,349
		5,270
TOTAL UTILITIES		80,054
TOTAL COMMON STOCKS (Cost $1,021,672)		1,116,500

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (d)	9,264,171	9,266
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	29,169,704	29,173
TOTAL MONEY MARKET FUNDS (Cost $38,439)		38,439

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,060,111)	1,154,939
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(29,542)
NET ASSETS - 100.0%	1,125,397

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,061,000 or 1.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	43,415	77,806	111,955	445	-	-	9,266	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	26,109	61,416	58,352	45	-	-	29,173	0.1%
Total	69,524	139,222	170,307	490	-	-	38,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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